SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated useful life of fixed assets (Details)	6 Months Ended
Jun. 30, 2022
Office Equipment and Fixtures | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	3 years
Office Equipment and Fixtures | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	5 years
Computers
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	3 years
Software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	2 years
Software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	10 years
Vehicles
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	4 years